Share-Based Compensation (Details) - Schedule of consolidated statements of operations - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 263,480	$ 37,051	$ 57,079	$ 18,243
Marketing and selling expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	124,856	10,416	15,185	5,422
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 138,624	$ 26,635	$ 41,894	$ 12,821